Sanford C. Bernstein Fund, Inc.

International Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Financials - 18.8%
Banks - 9.6%
Banco Comercial Portugues SA	26,694,090	$6,091,645
Bank Hapoalim BM	770,990	6,402,905
Bank Leumi Le-Israel BM	1,657,670	12,089,270
Bank of Ireland Group PLC	1,676,448	9,226,502
DBS Group Holdings Ltd.	353,400	6,813,990
DNB ASA	202,580	3,790,860
Erste Group Bank AG (a)	453,040	17,017,155
Hang Seng Bank Ltd.	171,000	3,534,566
HDFC Bank Ltd.	747,514	13,373,950
ICICI Bank Ltd.	911,040	6,905,904
KBC Group NV	187,780	14,157,595
Mediobanca Banca di Credito Finanziario SpA	858,470	9,452,211
Mitsubishi UFJ Financial Group, Inc.	684,500	3,700,635
Oversea-Chinese Banking Corp., Ltd.	471,221	3,854,851
Royal Bank of Canada	57,490	4,548,995
Sumitomo Mitsui Financial Group, Inc.	84,900	3,135,811
Svenska Handelsbanken AB-Class A	729,150	7,853,126
Toronto-Dominion Bank (The)	95,860	5,376,369
Westpac Banking Corp.	161,760	2,762,333

		140,088,673

Capital Markets - 3.6%
Credit Suisse Group AG (a)	763,053	10,314,702
Euronext NV (b)	50,090	4,094,351
London Stock Exchange Group PLC	93,170	9,575,265
Partners Group Holding AG	23,066	21,140,613
Singapore Exchange Ltd.	658,400	4,336,308
St. James’s Place PLC	183,920	2,835,078

		52,296,317

Diversified Financial Services - 0.7%
ORIX Corp.	625,600	10,367,045

Insurance - 4.9%
Admiral Group PLC	172,820	5,281,098
AIA Group Ltd.	1,046,000	11,001,786
Allianz SE	58,610	14,361,078
NN Group NV	66,902	2,543,799
Prudential PLC	424,964	8,142,578
Sampo Oyj-Class A	121,270	5,295,025
Swiss Re AG	85,410	9,595,167
Zurich Insurance Group AG	37,800	15,505,530

		71,726,061

		274,478,096

Information Technology - 13.8%
Electronic Equipment, Instruments & Components - 1.8%
Horiba Ltd.	66,100	4,407,144
Keyence Corp.	31,200	10,955,518
Murata Manufacturing Co., Ltd.	92,300	5,680,933
Zhen Ding Technology Holding Ltd.	1,128,000	5,412,226

		26,455,821

Company	Shares	U.S. $ Value
IT Services - 2.2%
Adyen NV (a)(b)	6,020	$4,952,025
Amadeus IT Group SA-Class A	70,070	5,738,504
Capgemini SE	77,230	9,445,603
GMO Payment Gateway, Inc.	66,800	4,574,550
Otsuka Corp.	72,100	2,879,308
Pagseguro Digital Ltd. (a)	134,840	4,606,135

		32,196,125

Semiconductors & Semiconductor Equipment - 4.7%
ASML Holding NV	40,148	11,886,073
Infineon Technologies AG	277,620	6,272,642
NXP Semiconductors NV	105,860	13,471,744
SCREEN Holdings Co., Ltd.	170,900	11,655,177
SK Hynix, Inc.	122,480	9,962,245
STMicroelectronics NV	163,130	4,401,346
Taiwan Semiconductor Manufacturing Co., Ltd.	913,000	10,104,924

		67,754,151

Software - 4.0%
Avast PLC (b)	317,290	1,906,766
AVEVA Group PLC	78,040	4,814,491
Check Point Software Technologies Ltd. (a)	54,940	6,096,142
Constellation Software, Inc./Canada	7,570	7,352,032
Dassault Systemes SE	42,340	6,982,937
Nice Ltd. (a)	37,293	5,782,625
Open Text Corp.	138,590	6,106,904
Oracle Corp. Japan	84,600	7,678,193
SAP SE	45,241	6,089,354
Temenos AG (a)	32,041	5,068,540

		57,877,984

Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co., Ltd.	344,100	16,581,093

		200,865,174

Industrials - 13.7%
Aerospace & Defense - 3.2%
Airbus SE	121,307	17,803,636
BAE Systems PLC	1,679,139	12,572,245
Leonardo SpA	505,545	5,928,694
MTU Aero Engines AG	38,010	10,830,025

		47,134,600

Air Freight & Logistics - 0.3%
Kuehne & Nagel International AG	12,110	2,042,553
SG Holdings Co., Ltd.	127,400	2,869,783

		4,912,336

Airlines - 2.1%
Japan Airlines Co., Ltd.	313,600	9,764,211
Qantas Airways Ltd.	2,941,294	14,660,871
Wizz Air Holdings PLC (a)(b)	104,150	5,383,573

		29,808,655

Company	Shares	U.S. $ Value
Building Products - 0.7%
Assa Abloy AB-Class B	135,123	$3,158,561
Kingspan Group PLC	116,350	7,106,258

		10,264,819

Commercial Services & Supplies - 0.4%
China Everbright International Ltd.	3,906,111	3,132,306
Secom Co., Ltd.	22,400	1,999,036

		5,131,342

Electrical Equipment - 1.4%
Nidec Corp.	31,500	4,302,386
Schneider Electric SE	82,190	8,444,178
Vestas Wind Systems A/S	72,260	7,298,724

		20,045,288

Machinery - 1.0%
KION Group AG	58,359	4,013,194
SMC Corp./Japan	13,600	6,219,487
Xylem, Inc./NY	55,390	4,364,178

		14,596,859

Professional Services - 3.4%
Experian PLC	152,080	5,155,429
Intertek Group PLC	29,520	2,287,450
Intertrust NV (b)	88,420	1,716,818
Meitec Corp.	71,900	4,039,721
Recruit Holdings Co., Ltd.	331,900	12,431,423
RELX PLC (London)	409,420	10,335,123
UT Group Co., Ltd.	210,200	6,264,234
Wolters Kluwer NV	101,940	7,443,199

		49,673,397

Trading Companies & Distributors - 1.2%
AerCap Holdings NV (a)	208,470	12,814,651
Ashtead Group PLC	148,149	4,737,023

		17,551,674

		199,118,970

Consumer Staples - 11.5%
Beverages - 1.7%
Budweiser Brewing Co. APAC Ltd. (a)(b)	759,900	2,564,759
Coca-Cola Bottlers Japan Holdings, Inc.	196,500	5,020,630
Coca-Cola European Partners PLC	237,300	12,073,824
Treasury Wine Estates Ltd.	376,403	4,287,510

		23,946,723

Food & Staples Retailing - 0.9%
Koninklijke Ahold Delhaize NV	541,080	13,566,172

Food Products - 5.4%
Calbee, Inc.	105,800	3,447,103
Danone SA	108,810	9,036,225
Kerry Group PLC-Class A	53,750	6,698,371
Morinaga & Co., Ltd./Japan	97,600	4,686,961
Mowi ASA	185,770	4,830,190

Company	Shares	U.S. $ Value
Nestle SA	156,424	$16,935,275
Orkla ASA	1,110,140	11,257,718
Salmar ASA	238,270	12,210,429
WH Group Ltd. (b)	9,697,000	10,026,445

		79,128,717

Household Products - 1.0%
Essity AB-Class B	150,460	4,845,749
Reckitt Benckiser Group PLC	54,000	4,386,338
Unicharm Corp.	175,600	5,929,521

		15,161,608

Personal Products - 1.0%
Kose Corp.	25,300	3,687,829
Unilever PLC	177,450	10,157,705

		13,845,534

Tobacco - 1.5%
British American Tobacco PLC	403,747	17,160,084
Philip Morris International, Inc.	59,110	5,029,670

		22,189,754

		167,838,508

Health Care - 10.2%
Biotechnology - 0.5%
Abcam PLC	212,800	3,810,948
Genmab A/S (a)	19,188	4,267,477

		8,078,425

Health Care Equipment & Supplies - 1.0%
Hoya Corp.	58,900	5,622,710
Koninklijke Philips NV	181,460	8,870,436

		14,493,146

Health Care Providers & Services - 0.9%
Apollo Hospitals Enterprise Ltd.	325,950	6,577,907
Galenica AG (a)(b)	50,600	3,125,114
NMC Health PLC	153,099	3,587,012

		13,290,033

Life Sciences Tools & Services - 2.2%
Bio-Rad Laboratories, Inc.-Class A (a)	9,830	3,637,395
Eurofins Scientific SE	9,114	5,052,292
Gerresheimer AG	99,751	7,714,938
ICON PLC (a)	23,470	4,042,238
Lonza Group AG (a)	12,960	4,727,902
Tecan Group AG	23,350	6,560,085

		31,734,850

Pharmaceuticals - 5.6%
Astellas Pharma, Inc.	364,700	6,225,423
GlaxoSmithKline PLC	794,120	18,659,456
Novo Nordisk A/S-Class B	306,300	17,749,728
Roche Holding AG	110,933	36,053,519

Company	Shares	U.S. $ Value
Sanofi	30,550	$3,068,058

		81,756,184

		149,352,638

Consumer Discretionary - 9.5%
Auto Components - 1.3%
Aptiv PLC	65,360	6,207,239
NGK Spark Plug Co., Ltd.	358,200	6,943,349
Valeo SA	172,040	6,097,657

		19,248,245

Automobiles - 1.2%
Peugeot SA	431,318	10,384,912
Subaru Corp.	281,200	6,965,276

		17,350,188

Diversified Consumer Services - 0.3%
TAL Education Group (ADR) (a)	82,616	3,982,091

Hotels, Restaurants & Leisure - 2.1%
Aristocrat Leisure Ltd.	297,820	7,037,233
Compass Group PLC	356,879	8,944,021
GVC Holdings PLC	1,041,170	12,194,299
Sushiro Global Holdings Ltd.	23,700	2,041,001

		30,216,554

Household Durables - 0.4%
Auto Trader Group PLC (b)	805,510	6,361,230

Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. (a)	235,700	6,267,346
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	22,965	4,870,876
Moneysupermarket.com Group PLC	493,950	2,168,356

		13,306,578

Leisure Products - 0.7%
Bandai Namco Holdings, Inc.	70,000	4,258,253
Spin Master Corp. (a)(b)	179,340	5,460,786

		9,719,039

Multiline Retail - 0.3%
B&M European Value Retail SA	881,467	4,783,022

Specialty Retail - 0.2%
Hikari Tsushin, Inc.	8,300	2,085,771

Textiles, Apparel & Luxury Goods - 2.1%
adidas AG	15,820	5,142,586
LVMH Moet Hennessy Louis Vuitton SE	8,968	4,178,672
Moncler SpA	46,870	2,109,498
NIKE, Inc.-Class B	47,910	4,853,762
Pandora A/S	131,280	5,710,868
Puma SE	44,760	3,432,286

Company	Shares	U.S. $ Value
Shenzhou International Group Holdings Ltd.	396,000	$5,787,565

		31,215,237

		138,267,955

Materials - 5.6%
Chemicals - 4.0%
Air Water, Inc.	328,800	4,797,726
Chr Hansen Holding A/S	78,850	6,266,006
Covestro AG (b)	222,000	10,329,677
Evonik Industries AG	247,910	7,571,742
Johnson Matthey PLC	231,970	9,223,444
Koninklijke DSM NV	48,592	6,353,190
Sika AG	26,331	4,944,839
Tosoh Corp.	570,000	8,781,299

		58,267,923

Containers & Packaging - 0.4%
BillerudKorsnas AB	501,960	5,931,420

Metals & Mining - 1.2%
BlueScope Steel Ltd.	568,768	6,024,159
Evolution Mining Ltd.	613,790	1,631,720
First Quantum Minerals Ltd.	439,660	4,459,068
Yamato Kogyo Co., Ltd.	228,400	5,718,907

		17,833,854

		82,033,197

Energy - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
JXTG Holdings, Inc.	2,166,900	9,834,642
Neste Oyj	171,020	5,950,664
PetroChina Co., Ltd.-Class H	14,082,000	7,088,809
Petroleo Brasileiro SA (Preference Shares)	1,055,400	7,971,473
Repsol SA	1,118,756	17,575,831
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	682,380	20,119,907
Royal Dutch Shell PLC-Class A	64,266	1,903,188
Royal Dutch Shell PLC-Class B	248,240	7,368,673
TOTAL SA	47,633	2,643,179

		80,456,366

Communication Services - 4.2%
Diversified Telecommunication Services - 2.3%
Cellnex Telecom SA (b)	201,849	8,706,879
Cogeco Communications, Inc.	35,510	3,095,554
HKT Trust & HKT Ltd.-Class SS	3,435,000	4,840,898
Nippon Telegraph & Telephone Corp.	575,400	14,542,481
TELUS Corp.	49,340	1,910,450

		33,096,262

Entertainment - 1.0%
Daiichikosho Co., Ltd.	46,700	2,447,997
Nintendo Co., Ltd.	29,600	11,838,818

		14,286,815

Company	Shares	U.S. $ Value
Interactive Media & Services - 0.8%
Kakaku.com, Inc.	147,100	$3,755,918
Tencent Holdings Ltd.	183,400	8,835,501

		12,591,419

Media - 0.1%
Informa PLC	102,018	1,160,314

		61,134,810

Utilities - 3.0%
Electric Utilities - 2.2%
EDP - Energias de Portugal SA	3,656,865	15,868,573
Enel SpA	2,044,340	16,239,875

		32,108,448

Gas Utilities - 0.6%
ENN Energy Holdings Ltd.	618,000	6,751,769
Tokyo Gas Co., Ltd.	75,800	1,841,856

		8,593,625

Water Utilities - 0.2%
Beijing Enterprises Water Group Ltd. (a)	7,090,000	3,586,031

		44,288,104

Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Merlin Properties Socimi SA	337,670	4,853,446
Nippon Building Fund, Inc.	620	4,544,755
Nippon Prologis REIT, Inc.	1,423	3,624,252

		13,022,453

Real Estate Management & Development - 0.9%
Aroundtown SA	1,008,740	9,060,277
Vonovia SE	68,280	3,667,275

		12,727,552

		25,750,005

Total Common Stocks (cost $1,201,417,852)		1,423,583,823

RIGHTS - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA, expiring 1/09/20 (a) (cost $483,757)	1,023,720	485,734

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.53% (c)(d)(e) (cost $26,640,297)	26,640,297	26,640,297

Company	Shares	U.S. $ Value
Total Investments - 99.5% (cost $1,228,541,906) (f)		$1,450,709,854
Other assets less liabilities - 0.5%		7,846,495

Net Assets - 100.0%		$1,458,556,349

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	272	March 2020	$27,696,400	$597,328

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	3,846	RUB	247,251	1/17/20	$133,367
Bank of America, NA	JPY	508,836	USD	4,663	2/28/20	(32,987)
Bank of America, NA	CHF	24,326	USD	24,945	3/16/20	(315,237)
Barclays Bank PLC	INR	2,129,751	USD	29,563	1/16/20	(307,877)
Barclays Bank PLC	USD	3,788	INR	270,979	1/16/20	12,883
Barclays Bank PLC	TWD	645,381	USD	21,313	2/20/20	(341,232)
Barclays Bank PLC	USD	6,843	TWD	204,810	2/20/20	28,741
Barclays Bank PLC	USD	3,452	IDR	49,361,389	2/27/20	100,850
Barclays Bank PLC	CAD	5,757	USD	4,364	3/16/20	(70,957)
Barclays Bank PLC	USD	9,805	AUD	14,260	3/16/20	220,095
Barclays Bank PLC	USD	5,805	GBP	4,491	3/16/20	155,827
Citibank, NA	HKD	227,712	USD	29,160	2/28/20	(48,005)
Citibank, NA	USD	50,968	AUD	73,848	2/28/20	926,816
Citibank, NA	USD	43,728	GBP	33,262	2/28/20	399,743
Citibank, NA	CAD	2,871	USD	2,158	3/16/20	(53,872)
Citibank, NA	CHF	3,586	USD	3,625	3/16/20	(98,778)
Citibank, NA	USD	9,179	EUR	8,241	3/16/20	106,989
Citibank, NA	USD	3,540	MXN	69,830	3/17/20	112,522
Credit Suisse International	BRL	77,366	USD	18,764	1/03/20	(468,025)
Credit Suisse International	USD	19,071	BRL	77,366	1/03/20	161,103
Credit Suisse International	BRL	38,683	USD	9,462	2/04/20	(144,928)
HSBC Bank USA	CNY	326,471	USD	45,928	2/13/20	(920,029)
JPMorgan Chase Bank, NA	JPY	458,917	USD	4,212	2/28/20	(23,656)
JPMorgan Chase Bank, NA	USD	3,486	TRY	20,558	3/16/20	(93,488)
Morgan Stanley Capital Services, Inc.	USD	3,185	EUR	2,872	3/16/20	51,302
Morgan Stanley Capital Services, Inc.	USD	4,805	JPY	519,501	3/16/20	(5,554)
Natwest Markets PLC	EUR	6,247	USD	6,977	2/28/20	(54,943)
Natwest Markets PLC	USD	90,455	JPY	9,833,989	2/28/20	310,237
Natwest Markets PLC	USD	3,985	SGD	5,400	2/28/20	31,800
Standard Chartered Bank	KRW	25,666,912	USD	21,949	2/06/20	(275,296)
Standard Chartered Bank	USD	9,555	JPY	1,033,043	3/16/20	(10,939)
State Street Bank & Trust Co.	CAD	44,053	USD	33,426	2/28/20	(506,158)
State Street Bank & Trust Co.	ILS	87,988	USD	25,406	2/28/20	(147,234)
State Street Bank & Trust Co.	USD	2,573	NZD	3,905	2/28/20	57,968
State Street Bank & Trust Co.	USD	15,937	SEK	148,687	3/16/20	(6,785)
UBS AG	NOK	88,816	USD	9,763	2/28/20	(355,495)
UBS AG	USD	5,382	CAD	7,077	2/28/20	68,829

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	8,452	EUR	7,566	2/28/20	$64,728

						$(1,337,675)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $64,628,423 or 4.4% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $269,248,757 and gross unrealized depreciation of investments was $(47,821,156), resulting in net unrealized appreciation of $221,427,601.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
MSCI	-	Morgan Stanley Capital International

COUNTRY BREAKDOWN1

December 31, 2019 (unaudited)

16.7%	Japan
14.3%	United Kingdom
9.8%	Switzerland
6.1%	Germany
6.0%	France
5.2%	Netherlands
3.6%	China
2.9%	Denmark
2.8%	Ireland
2.6%	Canada
2.6%	Spain
2.5%	Australia
2.3%	Italy
20.8%	Other
1.8%	Short-Term

100.0%	Total Investments

*

All data are as of December 31, 2019. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 2.3% or less in the following: Austria, Belgium, Brazil, Finland, Hong Kong, India, Israel, Italy, Norway, Portugal, Singapore, South Korea, Sweden, Taiwan and United Arab Emirates.

Sanford C. Bernstein Fund, Inc.

International Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$9,925,364		$264,552,732		$	– 0	–	$274,478,096
Information Technology	37,632,957		163,232,217			– 0	–	200,865,174
Industrials	26,001,905		173,117,065			– 0	–	199,118,970
Consumer Staples	26,366,624		141,471,884			– 0	–	167,838,508
Health Care	16,542,873		132,809,765			– 0	–	149,352,638
Consumer Discretionary	54,689,853		83,578,102			– 0	–	138,267,955
Materials	10,725,074		71,308,123			– 0	–	82,033,197
Energy	5,950,664		74,505,702			– 0	–	80,456,366
Communication Services	5,006,004		56,128,806			– 0	–	61,134,810
Utilities	– 0	–	44,288,104			– 0	–	44,288,104
Real Estate	– 0	–	25,750,005			– 0	–	25,750,005
Rights	485,734		– 0	–		– 0	–	485,734
Short-Term Investments	26,640,297		– 0	–		– 0	–	26,640,297

Total Investments in Securities	219,967,349		1,230,742,505	(a)		– 0	–	1,450,709,854
Other Financial Instruments(b):
Assets:
Futures	597,328		– 0	–		– 0	–	597,328
Forward Currency Exchange Contracts	– 0	–	2,943,800			– 0	–	2,943,800
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,281,475)			– 0	–	(4,281,475)

Total	$220,564,677		$1,229,404,830		$	– 0	–	$1,449,969,507

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,945	$79,264	$70,569	$26,640	$138